Employee benefit expense - Emoluments of the Directors of Rentokil Initial plc (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Highest paid director
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	$ 3,160,800	$ 1,319,200	$ 2,416,400
Aggregate gains made by Directors on exercise of share options	4,514,300	6,162,300	4,639,700
Aggregate amount receivable under long-term incentive schemes	1,151,800	1,120,300	1,738,700
Directors' remuneration expense	8,826,900	8,601,800	8,794,800
Other directors
Disclosure of defined benefit plans
Aggregate emoluments excluding share options	2,353,500	809,000	1,478,500
Aggregate amount receivable under long-term incentive schemes		563,300	603,800
Directors' remuneration expense	$ 2,353,500	$ 1,372,300	$ 2,082,300